TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 10  -  TAXES ON INCOME

A.	Tax rates applicable to the income of the subsidiary:

The corporate tax rate in Israel for 2010 was 25%. In 2011, following the Amended Legislation for Implementing the Economic Plan for 2009 and 2010, the corporate tax rate in Israel was 24%.

The Tax Burden Distribution Law of 2011 set the corporate tax rate at 25% for 2012 and 2013. In August 2013, the Israeli Knesset (Israeli parliament) approved an increase in the corporate tax rate to 26.5% for 2014 and thereafter.

Such tax rate changes have no significant impact on the Company's financial statements.

B.	Tax laws applicable to the income of the Subsidiary:

Income Tax (Inflationary Adjustments) Law, 1985:

Under Israeli law (the Income Tax (Inflationary Adjustments) Law, 1985), until 2007, the Company's results for tax purposes were adjusted annually as a result of changes in the Israeli Consumer Price Index (CPI)

In February 2008, the “Knesset” passed an amendment to such law that limits its scope starting in 2008, and thereafter. Starting in 2008, the Company's results for tax purposes are measured in nominal values. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, BCT is entitled to various tax benefits by virtue of "beneficiary enterprise" status granted, as defined by this Law.

In March 2005, the Knesset passed the Arrangements Law for fiscal year 2005, which includes a broad and comprehensive amendment to the provisions of the Law ("Amendment No. 60 to the Law").

The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates under the Alternative Track of Benefits:

The Company is tax exempt for a benefit period of two years and in the five/eight subsequent years of the benefit period is subject to a reduced tax rate of 10%-25%.

In December 2010, the Knesset passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”). The amendment was enacted as of January 1, 2011. Under the amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire “Preferred Income”. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

On July 30, 2013 the Knesset passed the Law for the change in the order of National Priorities (Legislative amendments to achieve budget objectives for 2013 and 2014) - 2013. As part of the legislation, the Law for the Encouragement of Capital Investments was amended so that the tax rate applicable to a preferred enterprise in this period in Development Area A will be 9% and the tax rate in other parts of the country will be 16%.

C.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2013	2012
	U.S. $ in thousands

Operating loss carryforward	25,156	22,067

Net deferred tax asset before valuation allowance	8,961	8,340
Valuation allowance	(8,961)	(8,340)
Net deferred tax asset	-	-

As of December 31, 2013, the Company has provided valuation allowances of $8,961 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

D.	Available carryforward tax losses:

As of December 31, 2013, the Company has an accumulated tax loss carryforward of approximately $25,156. Carryforward tax losses in Israel are unlimited duration and carryforward tax losses in the U.S. can be carried forward and offset against taxable income in the future for a period of 20 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

E.	Loss from continuing operations, before taxes on income, consists of the following:

	Year ended December 31,
	2013	2012
	U.S. $ in thousands

United States	(1,379)	(1,197)
Israel	(3,694)	(2,233)
	(5,073)	(3,430)

F.	Due to the Company’s cumulative losses, the effect of ASC 740 as codified from ASC 740-10 (formerly FIN 48) is not material.